UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-03904

The Value Line Tax Exempt Fund, Inc.
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1500

Date of fiscal year end: February 28

Date of reporting period: November 30, 2010

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 11/30/10 is included with this Form.

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments (unaudited)	November 30, 2010

Principal Amount		Rating (unaudited)		Value

LONG-TERM MUNICIPAL SECURITIES (96.3%)

	ALASKA (1.0%)
$700,000	North Slope Boro Alaska, General Obligation Unlimited, Ser. A, 5.00%, 6/30/17	Aa3		$816,746

	ARIZONA (2.5%)
2,000,000	Mesa Utility Systems, Revenue Bonds, 4.88%, 7/1/32	Aa2		2,009,360

	ARKANSAS (1.6%)
	Arkansas State Development Financing Authority, Economic Development Revenue Bonds, Ser. B, ADFA/ADED Guaranteed:
290,000	4.25%, 3/1/15	Ae	*	301,272
485,000	4.30%, 3/1/16	Ae	*	500,123
500,000	Arkansas State Water, Waste Disposal and Pollution, General Obligation Unlimited, Extraordinary Redemption Provision, Ser. A, 4.00%, 7/1/26	Aa1		506,350
				1,307,745

	CALIFORNIA (5.6%)
150,000	Berkeley California, Measure FF - Neighborhood Project, General Obligation Unlimited, 4.00%, 9/1/27	Aa2		145,705
250,000	California State Department of Water Resources Power Supply Revenue, Revenue Bonds, Ser. L, 5.00%, 5/1/15	Aa3		285,207
500,000	Dry Creek California Joint Elementary School District, General Obligation Unlimited, Capital Appreciation Election 2008, FSA Insured, 0.00%, 8/1/30 (1)	Aa3		145,260
230,000	Inglewood Unified School District, School Facilities Financing Authority, Revenue Bonds, FSA Insured, 5.25%, 10/15/21	Aa3		251,418
2,200,000	Los Angeles Unified School District, General Obligation Unlimited, Ser. A-1, NATL-RE Insured, 4.50%, 1/1/28	Aa2		2,067,296
775,000	Los Angeles Unified School District, General Obligation Unlimited, Ser. B, 4.00%, 7/1/18	Aa2		810,301
855,000	Santa Clara County California Financing Authority Lease Revenue, Multiple Facilities Projects, Revenue Bonds, Ser. K, AMBAC Insured, 5.00%, 5/15/25	Aa2		883,070
				4,588,257

	COLORADO (2.1%)
500,000	Arapahoe County Colorado School District Number 006 Littleton, General Obligation Unlimited, 5.00%, 12/1/16	Aa2		588,350
1,000,000	Larimer County Colorado School District No. R-1 Poudre, General Obligation Unlimited, 5.75%, 12/15/21 **			1,149,000
				1,737,350

	CONNECTICUT (1.5%)
	Connecticut State, General Obligation Unlimited, Ser. B:
250,000	5.00%, 4/15/13	Aa2		273,843
775,000	5.00%, 12/1/18	Aa2		916,282
				1,190,125

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Rating (unaudited)		Value

	DELAWARE (0.3%)
$200,000	University of Delaware Revenue, Revenue Bonds, Ser. B, 4.00%, 11/1/19	AA+	*	$221,822

	FLORIDA (5.5%)
1,000,000	Broward County Florida Half-Cent Sales Tax Revenue, Main Courthouse Project, Revenue Bonds, Ser. A, 5.00%, 10/1/16	Aa2		1,144,290
685,000	Cape Coral Florida Utility Improvement Assessment, Southwest 4 Area, MBIA Insured, 4.50%, 7/1/18	A2		721,052
415,000	Hillsborough County School Board Certificates of Participation, Master Lease Program, MBIA Insured, 5.00%, 7/1/22	Aa2		438,070
350,000	Miami-Dade County Florida Aviation Revenue, Refunding Bonds, Miami International Airport, MBIA-RE FGIC Insured, 5.75%, 10/1/17	A2		367,034
1,000,000	Miami-Dade County Florida Double Barreled Aviation, General Obligation Unlimited, 5.00%, 7/1/27	Aa2		1,035,390
250,000	Orlando Florida Capital Improvement Special Revenue, Revenue Bonds, Ser. A, 5.00%, 4/1/15	Aa2		279,210
465,000	Polk County Florida Public Facilities, Revenue Bonds, MBIA Insured, 5.00%, 12/1/21	A1		488,627
				4,473,673

	GEORGIA (1.3%)
500,000	Georgia State, General Obligation Unlimited, Ser. D, 5.00%, 7/1/12	Aaa		535,005
500,000	Municipal Electric Authority of Georgia, Combined Cycle Project, Revenue Bonds, Ser. A, 5.00%, 11/1/24	A1		530,910
				1,065,915

	ILLINOIS (8.8%)
1,000,000	Chicago Illinois General Obligation Unlimited, Project & Refunding, Ser. A, FSA Insured, 5.00%, 1/1/22	Aa3		1,040,910
2,660,000	Chicago Illinois Transit Authority, Federal Transit Administration Section 5309, Revenue Bonds, Ser. A, 5.00%, 6/1/22	Aa3		2,776,348
1,000,000	Illinois Finance Authority Revenue, Refunding Bonds, Shedd Aquarium Society, AMBAC Insured, 5.25%, 7/1/23	A1		1,039,970
2,215,000	Northern Illinois Municipal Power Agency, Power Project Revenue, Refunding Bonds, Prairie State Project, Ser. A, MBIA Insured, 5.00%, 1/1/20	A2		2,370,183
				7,227,411

	INDIANA (6.4%)
2,005,000	Brownsburg Indiana 1999 School Building Corporation, Revenue Refunding Bonds, First Mortgage, Ser. B, FSA State Aid Withholding Insured, 5.00%, 7/15/24	AA+	*	2,063,546
1,605,000	Columbus Indiana Renovation School Building Corporation First Mortgage, Revenue Bonds, MBIA Insured, 5.00%, 7/15/21	Baa1		1,703,884
	Franklin Township Indiana School Building Corporation, Marion County First Mortgage, Revenue Bonds, MBIA Insured:
210,000	5.00%, 7/15/22	Baa1		218,499
440,000	5.00%, 7/15/23	Baa1		455,554
750,000	St Joseph County of Indiana Educational Facilities Revenue, University of Notre Dame Du Lac Project, Revenue Bonds, 5.00%, 3/1/36	Aaa		779,992
				5,221,475

The Value Line Tax Exempt Fund, Inc.

November 30, 2010

Principal Amount		Rating (unaudited)	Value

	KANSAS (0.6%)
$500,000	Johnson County Kansas Unified School District No. 512 Shawnee Mission, General Obligation Unlimited, Ser. A, 4.50%, 10/1/27	Aaa	$511,045

	KENTUCKY (0.6%)
450,000	Kentucky State Turnpike Authority Economic Development Road Revenue, Revenue Bonds, Revitalization Projects - Ser. A, 5.00%, 7/1/19	Aa2	516,874

	MARYLAND (4.2%)
1,000,000	Howard County Maryland Consolidated Public Improvement, General Obligation Unlimited, Ser. A, 4.00%, 2/15/23	Aaa	1,053,130
2,000,000	Maryland State, Refunding Bonds, General Obligation Unlimited, Ser. B, 5.00%, 3/1/19	Aaa	2,385,660
			3,438,790

	MASSACHUSETTS (1.4%)
500,000	Massachusetts State Consolidated Loan, General Obligation Unlimited, Ser. A, 5.00%, 3/1/16	Aa1	581,310
500,000	University of Massachusetts Building Authority Project Revenue, Revenue Bonds, Sr. Ser. 1, 5.00%, 11/1/15	Aa2	580,265
			1,161,575

	MICHIGAN (3.1%)
2,135,000	Detroit Michigan Sewage Disposal Revenue Bonds, Refunding, Senior Lien, Ser. A, AGC-ICC MBIA Insured, 5.25%, 7/1/22	Aa3	2,235,217
250,000	Grand Rapids Michigan Water Supply, Revenue Bonds, 5.00%, 1/1/17	Aa1	291,680
			2,526,897

	MISSISSIPPI (2.6%)
2,120,000	Mississippi Hospital Equipment & Facilities Authority, Revenue Bonds, Forest County General Hospital, 5.25%, 1/1/28	A2	2,098,694

	MISSOURI (1.3%)
1,000,000	Bi-State Development Agency Missouri Illinois Metropolitan District Mass Transaction Sales Tax, Revenue Bonds, Remk-Metrolink Cross Country Project, FSA Insured, 5.00%, 10/1/21	Aa3	1,040,600

	NEVADA (2.4%)
1,820,000	Clark County Nevada Airport Revenue, Refunding Bonds, Jet Aviation Fuel Tax, Ser. C, AMBAC Insured, 5.38%, 7/1/16	A1	1,927,435

	NEW JERSEY (1.0%)
500,000	New Jersey Building Authority State Building Revenue, Revenue Bonds, Ser. A, 5.00%, 6/15/17	Aa3	559,800
250,000	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Transn Sys - Ser. B, 5.25%, 12/15/12	Aa3	270,180
			829,980

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Rating (unaudited)	Value

	NEW YORK (2.6%)
$130,000	New York New York, General Obligation Unlimited, Subser. F-1, 5.00%, 9/1/16	Aa2	$146,418
250,000	New York State Local Government Assistance Corp., Revenue Bonds, Sub Lien - Ser. B, 5.00%, 4/1/14	Aa2e	280,840
700,000	New York State, General Obligation Unlimited, Ser. A, 3.00%, 3/1/16	Aa2	746,802
1,000,000	Westchester County New York, General Obligation Unlimited, Ser. B, 3.00%, 6/1/21	Aaa	997,050
			2,171,110

	NEW YORK CITY (2.2%)
1,000,000	Municipal Water Finance Authority, Water and Sewer System Revenue, Revenue Bonds, Ser. DD, 4.75%, 6/15/36	Aa2	999,980
250,000	New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds, Ser. S-1, 5.00%, 1/15/14	Aa3	274,623
250,000	New York NY City Health & Hospital Corp. Revenue, Revenue Bonds, Health Systems - Ser. A, 5.00%, 2/15/16	Aa3	281,507
250,000	Trust for Cultural Resources Revenue, Refunding Bonds, Museum of Modern Art - 1A, 5.00%, 4/1/28	Aa2	265,970
			1,822,080

	NORTH CAROLINA (1.3%)
1,000,000	North Carolina State Public Improvement, General Obligation Unlimited, Ser. A, 5.00%, 5/1/13	Aaa	1,101,550

	NORTH DAKOTA (1.1%)
905,000	Grand Forks North Dakota Health Care Systems Revenue Bonds, MBIA Insured, 5.63%, 8/15/27	Baa1	898,620

	OHIO (3.7%)
2,500,000	Cleveland Ohio Airport System Revenue, Refunding Bonds, Ser. C, Assured GTY Insured, 5.00%, 1/1/22	Aa3	2,676,525
300,000	Ohio State Water Development Authority Revenue, Revenue Bonds, Water Pollution Control Loan-C, 5.00%, 12/1/18	Aaa	354,450
			3,030,975

	OREGON (1.3%)
1,000,000	Oregon State Department of Administrative Services Lottery Revenue, Revenue Bonds, Ser. A, 5.00%, 4/1/29	Aa2	1,058,610

	PENNSYLVANIA (2.0%)
500,000	Centennial School District Bucks County, General Obligation Limited, Ser. A, 5.00%, 12/15/34	Aa2	522,890
1,000,000	Delaware Valley Pennsylvania Regional Finance Authority Local Government Revenue, Revenue Bonds, Extraordinary Redemption Provision, 5.50%, 8/1/18	A2	1,112,620
			1,635,510

The Value Line Tax Exempt Fund, Inc.

November 30, 2010

Principal Amount		Rating (unaudited)		Value

	RHODE ISLAND (0.7%)
$500,000	Rhode Island State & Providence Plantations, General Obligation Unlimited, Construction Capital Development Loan - Ser. C, 5.00%, 11/15/16	Aa2		$578,470

	SOUTH CAROLINA (0.2%)
145,000	North Charleston South Carolina, General Obligation Unlimited, 4.00%, 6/1/12	Aa2		152,489

	TEXAS (21.5%)
2,575,000	Arlington Texas, Special Tax, 5.00%, 8/15/28	A1		2,604,200
1,100,000	Dallas Texas Civic Center, Revenue Bonds, Refunding & Improvement, Assured GTY Insured, 5.00%, 8/15/17	Aa3		1,227,567
	Fort Worth Texas, General Obligation Limited, Certificates Obligation-Parking:
1,035,000	5.25%, 3/1/26	Aa1		1,097,069
650,000	5.25%, 3/1/28	Aa1		680,596
	Harris County Texas, Revenue Bonds, Senior Lien-Toll Road, Ser. A:
945,000	5.00%, 8/15/27	Aa3		992,571
1,670,000	5.00%, 8/15/32	Aa3		1,708,944
2,800,000	Hays Texas Consolidated Independent School District, General Obligation Unlimited, 4.50%, 8/15/32	AAA	*	2,757,860
	Laredo Texas Independent School District Public Facility Corp., Lease Revenue Bonds, AMBAC Insured:
280,000	Ser. A, 5.00%, 8/1/16	A	*	284,640
475,000	Ser. B, 5.00%, 8/1/21	A	*	478,339
500,000	Ser. C, 5.00%, 8/1/15	A	*	508,970
10,000,000	Leander Texas Independent School District, General Obligation Unlimited, Capital Appreciation, Refunding & School Building, PSF-GTD Insured, 0.00%, 8/15/41 (1)	AAA	*	1,686,000
1,000,000	Southmost Junior College District Texas, General Obligation Unlimited, MBIA-IL-RE Insured, 5.00%, 2/15/25	Baa1		1,028,170
2,015,000	Upper Trinity Regional Water District, Revenue Refunding Bond, AMBAC Insured, 5.25%, 8/1/21	A3		2,131,145
375,000	Ysleta Texas Independent School District, General Obligation Unlimited, 5.00%, 8/15/30	AAA	*	391,571
				17,577,642

	UTAH (0.2%)
150,000	Utah State, General Obligation Unlimited, Ser. A, 4.00%, 7/1/16	Aaa		169,419

	VERMONT (0.3%)
250,000	Vermont Municipal Bond Bank, Revenue Bonds, Ser. 1, 5.00%, 12/1/29	Aa2		269,803

	VIRGINIA (1.7%)
250,000	Tobacco Settlement Financing Corporation, Revenue Bonds, Asset-Backed, 5.25%, 6/1/19	Aaa		257,545
500,000	Virginia State Public School Authority, School Educational Technology NTS-X, Revenue Bonds, 5.00%, 4/15/13	Aa1		549,475
500,000	Virginia State Resources Authority Infrastructure Revenue, Revenue Bonds, Virginia Pooled Financing Program - Ser. C, 5.00%, 11/1/18	Aaa		596,025
				1,403,045

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Rating (unaudited)	Value

	WASHINGTON (1.2%)
$300,000	Energy Northwest Washington Electric Revenue, Project 3, Revenue Bonds, Ser. A, 5.00%, 7/1/17	Aaa	$353,469
500,000	King County Washington School District No 405 Bellevue, General Obligation Unlimited, 5.00%, 12/1/19	Aa1	590,710
			944,179
	WEST VIRGINIA (0.6%)
500,000	State of West Virginia, General Obligation Unlimited, 4.00%, 6/1/22	Aa1	524,560

	WISCONSIN (1.9%)
250,000	Wisconsin State Clean Water Revenue, Revenue Bonds, Ser. 4, 5.00%, 6/1/17	Aa1	293,637
	Wisconsin State, General Obligation Unlimited:
1,000,000	Ser. C, 4.50%, 5/1/20	Aa2	1,121,140
150,000	Ser. C, 5.00%, 5/1/14	Aa2	169,200
			1,583,977

	TOTAL MUNICIPAL SECURITIES (96.3%)
	(Cost $77,772,453)		78,833,808

	CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (3.7%)		3,045,968

	NET ASSETS (2) (100.0%)		$81,879,776

	NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER OUTSTANDING
	SHARE ($81,879,776 ÷ 8,539,113 shares outstanding)		$9.59

*	Rated by Moody’s Investor Service except for those marked by an asterisk (*) which are rated by Standard & Poor’s.
**	Security no longer rated by Moody’s and Standard & Poor’s.
(1)	Zero coupon bond.
(2)
For federal income tax purposes, the aggregate cost was $77,772,453, aggregate gross unrealized appreciation was $1,541,029, aggregate gross unrealized depreciation was $479,674 and the net unrealized appreciation was $1,061,355.

In accordance with Financial Accounting Standards Board Accounting Standards Codification (FASB ASC 820-10), Fair Value Measurements and Disclosures, (formerly Statement of Financial Accounting Standards ("SFAS") No. 157), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). FASB ASC 820-10-35-39 to 55 provides three levels of the fair value hierarchy as follows:

●	Level 1: Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2: Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

●	Level 3: Inputs that are unobservable.

In April 2009, the Fund adopted the authoritative guidance included in FASB ASC 820-10, Fair Value Measurements and Disclosures, on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly (formerly FSP FAS 157-4). FASB ASC 820-10-35-51A to 51H indicates that if an entity determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value. Valuation techniques such as an income approach might be appropriate to supplement or replace a market approach in those circumstances. It provides a list of factors to determine whether there has been a significant decrease in relation to normal market activity. Regardless, however, of the valuation technique and inputs used, the objective for the fair value measurement in those circumstances is unchanged from what it would be if markets were operating at normal activity levels and/or transactions were orderly; that is, to determine the current exit price as promulgated by FASB ASC 820-10. The guidance also requires additional disclosures regarding inputs and valuation techniques used, change in valuation techniques and related inputs, if any, and more disaggregated information relating to debt and equity securities.

Valuation techniques such as an income approach might be appropriate to supplement or replace a market approach in those circumstances. It provides a list of factors to determine whether there has been a significant decrease in relation to normal market activity. Regardless, however, of the valuation technique and inputs used, the objective for the fair value measurement in those circumstances is unchanged from what it would be if markets were operating at normal activity levels and/or transactions were orderly; that is, to determine the current exit price as promulgated by FASB ASC 820-10.

The following is a summary of the inputs used as of November 30, 2010, in valuing the Fund’s investments carried at value:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Long-Term Municipal Securities	$0	$78,833,808	$0	$78,833,808
Total Investments in Securities	$0	$78,833,808	$0	$78,833,808

As of November 30, 2010, there was no significant security transfer activity from Level 1 to Level 2 or from Level 2 to Level 1.

For the period ended November 30, 2010, there were no Level 3 investments. The types of inputs used to value each security are identified in the Schedule of Investments, which also includes a breakdown of the Schedule’s investments by category.

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	January 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	January 21, 2011